Annual Total Returns	12 Months Ended
Dec. 31, 2024
MarketDesk Focused U.S. Dividend ETF | MarketDesk Focused U.S. Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.97%